Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
$
Income tax expense in international offices taxed at different rates	$ 876	$ 232	$ (2,104)
Change in valuation allowance	0	597	87
Prior year tax adjustments	(79)	(55)	(71)
Other - net	487	313	2,815
Total tax expense	$ 1,284	$ 1,087	$ 727
%
Income tax expense in international offices taxed at different rates	0.40%	0.20%	(1.80%)
Change in valuation allowance	0.00%	0.40%	0.10%
Prior year tax adjustments	0.00%	0.00%	(0.10%)
Other - net	0.20%	0.20%	2.40%
Income tax expense (benefit) at effective tax rate	0.70%	0.70%	0.60%